Transition to IFRS 9 and IFRS 15 IFRS 9: Financial Instruments - Narrative (Details) £ in Millions	Sep. 30, 2018 GBP (£)
Financial liabilities at fair value through profit or loss, category [member]
IFRS 9 Reclassification Category [Line Items]
Fair value of financial liabilities previously designated at amortised cost reclassified due to requirements of IFRS 9, initial application of IFRS 9	£ 570
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9	32
Retained earnings [member] | Financial liabilities at fair value through profit or loss, category [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	(40)
Fair value of financial liabilities previously designated at AFS reserve reclassified due to requirements of IFRS 9, initial application of IFRS 9	8
Retained earnings [member] | Hedging instruments [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	(67)
Other reserves [member] | Financial liabilities at fair value through profit or loss, category [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	7
Reserve of cash flow hedges [member] | Hedging instruments [member]
IFRS 9 Reclassification Category [Line Items]
Increase (decrease) in equity on basis of measurement category initial application of IFRS9	£ (10)